Shareholder Report, Holdings (Details) - C000240224	Jan. 31, 2026
31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.90%
M87915274 | Tower Semiconductor Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
092113109 | Black Hills Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
800422107 | John B Sanfilippo & Son, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
743606105 | Prosperity Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
29605J106 | ESAB Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
319835104 | First Community Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
400501102 | Grupo Aeroportuario del Centro Norte S.A.B. de C.V.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Technology48123V102
Holdings [Line Items]
Percent of Total Investments	94.10%
Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.90%
Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%